Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity
Dividends declared	$ 177.8	$ 167.9
Dividend declared per share	$ 0.95	$ 0.91
Cash dividends paid	$ 136.1	$ 125.8
Share dividends paid - DRIP	$ 41.7	$ 42.1